Expense Example {- Fidelity® Value Discovery Fund} - 07.31 Fidelity Value Discovery Fund Retail PRO-06 - Fidelity® Value Discovery Fund - Fidelity Value Discovery Fund-Retail Class	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930